Fees and Commissions (Details) - Schedule of income and expences - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commission income
Commissions for lines of credit and overdrafts	$ 7,428,000	$ 10,315,000	$ 6,624,000
Commissions for guarantees and letters of credit	36,277,000	35,039,000	33,654,000
Commissions for card services	196,308,000	225,702,000	218,903,000
Commissions for account management	34,825,000	35,949,000	33,865,000
Commissions for collections, collections and payments	23,242,000	33,355,000	40,077,000
Commissions for intermediation and management of values	11,272,000	10,154,000	10,147,000
Office banking	15,119,000	13,655,000	15,921,000
Other remuneration for services rendered	44,072,000	47,331,000	45,633,000
Commission expenses
Commissions per transaction with securities	(896,000)	(1,001,000)	(936,000)
Office banking	(2,078,000)	(1,860,000)	(4,096,000)
Interbank services	(24,957,000)	(19,839,000)	(14,413,000)
Other commissions	(32,942,000)	(17,359,000)	(10,339,000)
Total	(183,884,000)	(211,572,000)	(193,578,000)
Total Net commission income and expenses	267,278,000	287,086,000	$ 290,885,000
Individuals and PYMEs [Member]
Commission income
Commissions for lines of credit and overdrafts	6,334,000	6,123,000
Commissions for guarantees and letters of credit	11,304,000	11,553,000
Commissions for card services	187,098,000	218,635,000
Commissions for account management	31,508,000	32,608,000
Commissions for collections, collections and payments	21,281,000	36,129,000
Commissions for intermediation and management of values	3,353,000	3,219,000
Remuneration for insurance commercialization	39,764,000	49,664,000
Office banking	10,393,000	9,280,000
Other remuneration for services rendered	39,318,000	42,499,000
Other commissions earned	18,948,000	12,462,000
Total	369,301,000	422,172,000
Commission expenses
Remuneration for card operation	(118,255,000)	(168,024,000)
Commissions per transaction with securities
Office banking	(1,326,000)	(1,186,000)
Interbank services	(16,073)	(12,776,000)
Other commissions	(20,216,000)	(9,559,000)
Total	(155,870,000)	(191,545,000)
Total Net commission income and expenses	213,431,000	230,627,000
Companies and Institutions [Member]
Commission income
Commissions for lines of credit and overdrafts	690,000	935,000
Commissions for guarantees and letters of credit	17,505,000	17,531,000
Commissions for card services	6,620,000	6,042,000
Commissions for account management	2,495,000	2,515,000
Commissions for collections, collections and payments	1,514,000	2,185,000
Commissions for intermediation and management of values	299,000	245,000
Remuneration for insurance commercialization
Office banking	4,077,000	3,782,000
Other remuneration for services rendered	3,606,000	3,748,000
Other commissions earned	11,716,000	10,727,000
Total	48,522,000	47,710,000
Commission expenses
Remuneration for card operation	(3,020,000)	(3,475,000)
Commissions per transaction with securities
Office banking	(434,000)	(389,000)
Interbank services	(5,183,000)	(4,121,000)
Other commissions	(1,550,000)	(1,013,000)
Total	(10,187,000)	(8,998,000)
Total Net commission income and expenses	38,335,000	38,712,000
Global Investment Banking [Member]
Commission income
Commissions for lines of credit and overdrafts	398,000	3,240,000
Commissions for guarantees and letters of credit	7,112,000	5,842,000
Commissions for card services	2,568,000	950,000
Commissions for account management	819,000	823,000
Commissions for collections, collections and payments	367,000	464,000
Commissions for intermediation and management of values	8,149,000	8,301,000
Remuneration for insurance commercialization
Office banking	649,000	606,000
Other remuneration for services rendered	1,028,000	839,000
Other commissions earned	12,850,000	14,293,000
Total	33,940,000	35,358,000
Commission expenses
Remuneration for card operation	(1,070,000)	(321,000)
Commissions per transaction with securities	(69,000)	(33,000)
Office banking	(314,000)	(282,000)
Interbank services	(3,663,000)	(2,912,000)
Other commissions	(5,644,000)	(2,707,000)
Total	(10,760,000)	(6,255,000)
Total Net commission income and expenses	23,180,000	29,103,000
Others [Member]
Commission income
Commissions for lines of credit and overdrafts	6,000	17,000
Commissions for guarantees and letters of credit	356,000	113,000
Commissions for card services	22,000	75,000
Commissions for account management	3,000	3,000
Commissions for collections, collections and payments	80,000	(5,423,000)
Commissions for intermediation and management of values	(529,000)	(1,611,000)
Remuneration for insurance commercialization
Office banking		(13,000)
Other remuneration for services rendered	120,000	245,000
Other commissions earned	(659,000)	12,000
Total	(601,000)	(6,582,000)
Commission expenses
Remuneration for card operation	(666,000)	307,000
Commissions per transaction with securities	(827,000)	(968,000)
Office banking	(4,000)	(3,000)
Interbank services	(38,000)	(30,000)
Other commissions	(5,532,000)	(4,080,000)
Total	(7,067,000)	(4,774,000)
Total Net commission income and expenses	(7,668,000)	(11,356,000)
Total [Member]
Commission income
Commissions for lines of credit and overdrafts	7,428,000	10,315,000
Commissions for guarantees and letters of credit	36,277,000	35,039,000
Commissions for card services	196,308,000	225,702,000
Commissions for account management	34,825,000	35,949,000
Commissions for collections, collections and payments	23,242,000	33,355,000
Commissions for intermediation and management of values	11,272,000	10,154,000
Remuneration for insurance commercialization	39,764,000	49,664,000
Office banking	15,119,000	13,655,000
Other remuneration for services rendered	44,072,000	47,331,000
Other commissions earned	42,855,000	37,494,000
Total	451,162,000	498,658,000
Commission expenses
Remuneration for card operation	(123,011,000)	(171,513,000)
Commissions per transaction with securities	(896,000)	(1,001,000)
Office banking	(2,078,000)	(1,860,000)
Interbank services	(24,957,000)	(19,839,000)
Other commissions	(32,942,000)	(8,359,000)
Total	(183,884,000)	(211,572,000)
Total Net commission income and expenses	267,278,000	287,086,000
Transferred over time [Member]
Commission income
Commissions for lines of credit and overdrafts	7,428,000	10,315,000
Commissions for guarantees and letters of credit	36,277,000	35,039,000
Commissions for card services	47,073,000	41,347,000
Commissions for account management	34,825,000	35,949,000
Commissions for collections, collections and payments
Commissions for intermediation and management of values
Remuneration for insurance commercialization
Office banking
Other remuneration for services rendered
Other commissions earned
Total	125,603,000	122,650,000
Commission expenses
Remuneration for card operation
Commissions per transaction with securities
Office banking
Other commissions
Total
Total Net commission income and expenses	125,603,000	122,650,000
Transferred at a point in time [Member]
Commission income
Commissions for lines of credit and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services	149,235,000	184,355,000
Commissions for account management
Commissions for collections, collections and payments	11,303,000	12,854,000
Commissions for intermediation and management of values	11,272,000	10,154,000
Remuneration for insurance commercialization
Office banking	15,119,000	13,655,000
Other remuneration for services rendered	44,072,000	47,331,000
Other commissions earned	42,855,000	37,494,000
Total	273,856,000	305,843,000
Commission expenses
Remuneration for card operation	(68,550,000)	(171,513,000)
Commissions per transaction with securities	(896,000)	(1,001,000)
Office banking	(2,078,000)	(1,860,000)
Interbank services	(24,957,000)	(19,839,000)
Other commissions	(32,942,000)	(8,359,000)
Total	(129,423,000)	(211,572,000)
Total Net commission income and expenses	144,433,000	94,271,000
Accrual model [Member]
Commission income
Commissions for lines of credit and overdrafts
Commissions for guarantees and letters of credit
Commissions for card services
Commissions for account management
Commissions for collections, collections and payments	11,939,000	20,501,000
Commissions for intermediation and management of values
Remuneration for insurance commercialization	39,764,000	49,664,000
Office banking
Other remuneration for services rendered
Other commissions earned
Total	51,703,000	70,165,000
Commission expenses
Remuneration for card operation	(54,461,000)
Commissions per transaction with securities
Office banking
Other commissions
Total	(54,461,000)
Total Net commission income and expenses	$ (2,758,000)	$ 70,165,000